Fair Value Measurements - Schedule of Company’s Assets and Liabilities are Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liabilities	$ 652,659	$ 156,639	$ 857,787
Convertible promissory note		944,118
Total	2,244,039	1,100,757	857,787
Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Convertible promissory note
Total		85,388	450,656
Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Convertible promissory note
Total	355,781
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Convertible promissory note		944,118
Total	1,888,258	1,015,369	407,131
Warrant liabilities – Public Warrants [Member]
Liabilities:
Warrant liabilities	355,781	85,388
Total		85,388	450,656
Warrant liabilities – Public Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities		85,388
Total		85,388	450,656
Warrant liabilities – Public Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities	355,781
Total
Warrant liabilities – Public Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities
Total
Warrant liabilities – Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	275,531	66,128
Total		66,128	377,857
Warrant liabilities – Private Placement Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities
Total
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities
Total
Warrant liabilities – Private Placement Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities	275,531	66,128
Total		66,128	377,857
Warrant liabilities – Representative’s Warrants [Member]
Liabilities:
Warrant liabilities	21,347	5,123
Total		5,123	29,274
Warrant liabilities – Representative’s Warrants [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Warrant liabilities
Total
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Warrant liabilities
Total
Warrant liabilities – Representative’s Warrants [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Warrant liabilities	21,347	5,123
Total		5,123	$ 29,274
Convertible Promissory Note [Member]
Liabilities:
Convertible promissory note	1,591,380	944,118
Convertible Promissory Note [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Liabilities:
Convertible promissory note
Convertible Promissory Note [Member] | Significant Other Observable Inputs (Level 2) [Member]
Liabilities:
Convertible promissory note
Convertible Promissory Note [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Convertible promissory note	1,591,380	944,118
Cash and marketable securities held in trust [Member]
Assets:
Cash and marketable securities held in trust	8,697,288	10,873,406
Cash and marketable securities held in trust [Member] | Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Cash and marketable securities held in trust	8,697,288	10,873,406
Cash and marketable securities held in trust [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and marketable securities held in trust
Cash and marketable securities held in trust [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and marketable securities held in trust